Horizon Active Risk Assist® Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 90.6%
	Exchange Traded Funds - 90.6%
169,771	Invesco QQQ Trust Series 1 (f)	$34,938,872
253,572	iShares Edge MSCI USA Quality Factor ETF	23,315,946
1,659,614	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	151,921,066
4,148,856	SPDR Portfolio Developed World ex-US ETF	116,624,342
1,684,881	SPDR Portfolio Emerging Markets ETF	57,521,837
3,275,828	SPDR Portfolio S&P 500 Growth ETF	130,705,537
4,227,778	SPDR Portfolio S&P 500 Value ETF (e)	130,215,562
958,457	X-Trackers Russell 1000 Comprehensive Factor ETF (g)	31,063,591
617,331	X-Trackers Russell 1000 US QARP ETF (g)	16,704,977
265,163	X-Trackers S&P 500 ESG ETF (g)	6,755,743
	TOTAL EXCHANGE TRADED FUNDS (Cost - $725,665,880)	699,767,473

	COMMON STOCKS - 8.5%
	Advertising - 0.1%
22,259	Interpublic Group of Cos., Inc.	475,452
3,970	Omnicom Group, Inc.	275,042
		750,494
	Aerospace/Defense - 0.1%
5,343	Arconic, Inc.	156,817
253	General Dynamics Corp.	40,402
236	Lockheed Martin Corp.	87,289
113	Northrop Grumman Corp.	37,159
178	TransDigm Group, Inc.	99,290
		420,957
	Agriculture - 0.0% (b)
2,421	Archer-Daniels-Midland Co.	91,151

	Agriculture, Forestry, Fishing and Hunting - 0.0% (b)
3,527	Corteva, Inc.	95,934

	Airlines - 0.1%
5,183	Alaska Air Group, Inc.	261,534
9,529	American Airlines Group, Inc.	181,528
1,339	Delta Air Lines, Inc.	61,768
1,807	United Airlines Holdings, Inc. (a)	111,293
		616,123
	Apparel - 0.3%
21,519	Capri Holdings, Ltd. (a)	555,620
31,631	Hanesbrands, Inc.	418,794
502	Nike, Inc., Class B	44,869
4,798	PVH Corp.	355,580
2,562	Ralph Lauren Corp.	270,317
21,716	Under Armour, Inc., Class A (a)	308,150
853	VF Corp.	61,416
		2,014,746
	Arts, Entertainment, and Recreation - 0.1%
746	Las Vegas Sands Corp.	43,499
5,365	Live Nation Entertainment, Inc. (a)	326,031
		369,530

	Auto Manufacturers - 0.0% (b)
9,697	Ford Motor Co.	67,491
1,409	General Motors Co.	42,975
1,340	PACCAR, Inc.	89,646
		200,112
	Auto Parts & Equipment - 0.1%
1,217	Aptiv PLC	95,060
10,384	BorgWarner, Inc.	328,134
		423,194
	Banks - 0.3%
1,461	Bank of New York Mellon Corp.	58,294
558	Capital One Financial Corp.	49,249
4,425	Citizens Financial Group, Inc.	140,228
4,936	Comerica, Inc.	259,831
4,374	Fifth Third Bancorp	106,726
13,365	Huntington Bancshares, Inc.	163,989
1,009	JPMorgan Chase & Co.	117,155
7,096	KeyCorp	116,020
706	M&T Bank Corp.	99,108
773	Morgan Stanley	34,808
1,286	Northern Trust Corp.	112,859
10,580	Regions Financial Corp.	143,042
1,403	State Street Corp.	95,558
820	SVB Financial Group (a)	170,691
7,780	Zions Bancorp NA	310,811
		1,978,369
	Beverages - 0.0% (b)
494	Brown-Forman Corp., Class B	30,337
312	Constellation Brands, Inc., Class A	53,783
3,817	Molson Coors Brewing Co., Class B	189,361
962	Monster Beverage Corp. (a)	60,038
		333,519
	Biotechnology - 0.1%
378	Amgen, Inc.	75,498
134	Biogen, Inc. (a)	41,324
218	Illumina, Inc. (a)	57,916
1,869	Incyte Corp. (a)	140,941
117	Regeneron Pharmaceuticals, Inc. (a)	52,015
287	Vertex Pharmaceuticals, Inc. (a)	64,297
		431,991
	Building Materials - 0.1%
3,761	Fortune Brands Home & Security, Inc. (f)	232,242
1,854	Johnson Controls International PLC	67,801
700	Martin Marietta Materials, Inc.	159,271
4,355	Masco Corp.	179,949
1,186	Vulcan Materials Co.	142,628
		781,891
	Chemicals - 0.3%
329	Air Products & Chemicals, Inc.	72,252
2,851	Albemarle Corp.	233,354
1,912	Celanese Corp.	179,231
7,377	CF Industries Holdings, Inc.	271,916
1,548	Dow, Inc.	62,555
3,635	Eastman Chemical Co.	223,589
1,842	FMC Corp.	171,490
1,292	International Flavors & Fragrances, Inc. (f)	154,756

1,166	LyondellBasell Industries NV, Class A	83,322
17,713	Mosaic Co.	301,652
782	PPG Industries, Inc.	81,680
164	Sherwin-Williams Co.	84,747
		1,920,544
	Commercial Services - 0.4%
310	Automatic Data Processing, Inc.	47,969
278	Cintas Corp.	74,154
206	Ecolab, Inc.	37,173
849	Equifax, Inc.	120,592
527	FleetCor Technologies, Inc. (a)	140,071
2,093	Gartner, Inc. (a)	270,813
504	Global Payments, Inc.	92,721
21,801	H&R Block, Inc.	450,627
1,389	IHS Markit, Ltd.	98,952
364	Moody's Corp.	87,371
15,044	Nielsen Holdings PLC	273,951
11,119	Quanta Services, Inc.	423,967
6,783	Robert Half International, Inc.	341,931
4,643	Rollins, Inc.	173,834
236	S&P Global, Inc.	62,755
1,642	United Rentals, Inc. (a)	217,532
528	Verisk Analytics, Inc.	81,898
15,863	Western Union Co.	355,173
		3,351,484
	Computers - 0.3%
430	Apple, Inc.	117,545
1,645	Cognizant Technology Solutions Corp., Class A	100,230
21,040	DXC Technology Co.	507,274
2,079	Fortinet, Inc. (a)	212,183
16,553	Hewlett Packard Enterprise Co.	211,713
7,177	NetApp, Inc.	335,309
5,770	Seagate Technology PLC	276,672
3,429	Western Digital Corp.	190,515
		1,951,441
	Construction - 0.0% (b)
40	NVR, Inc. (a)	146,687

	Cosmetics/Personal Care - 0.1%
28,204	Coty, Inc., Class A	260,323
1,035	Procter & Gamble Co.	117,193
		377,516
	Distribution/Wholesale - 0.1%
1,444	Copart, Inc. (a)	121,989
3,000	Fastenal Co.	102,660
7,064	LKQ Corp. (a)	208,953
515	WW Grainger, Inc. (f)	142,933
		576,535
	Diversified Financial Services - 0.3%
9,299	Alliance Data Systems Corp.	798,598
712	Ameriprise Financial, Inc.	100,606
1,423	CBOE Global Markets, Inc.	162,222
1,001	Charles Schwab Corp.	40,791
1,491	Discover Financial Services	97,780
8,321	Franklin Resources, Inc.	181,065
696	Intercontinental Exchange, Inc.	62,097

19,473	Invesco, Ltd.	280,411
1,192	Nasdaq, Inc.	122,240
1,970	Raymond James Financial, Inc.	164,751
3,843	Synchrony Financial	111,831
731	T. Rowe Price Group, Inc.	86,265
		2,208,657
	Electric - 0.3%
9,075	AES Corp.	151,825
2,973	Alliant Energy Corp.	154,953
1,322	Ameren Corp.	104,438
484	American Electric Power Co., Inc.	43,202
7,583	CenterPoint Energy, Inc.	174,561
1,807	CMS Energy Corp.	109,179
895	Consolidated Edison, Inc.	70,544
687	DTE Energy Co.	76,717
1,146	Edison International	77,000
925	Entergy Corp.	108,142
2,041	Evergy, Inc.	133,379
1,002	Eversource Energy	86,633
1,041	Exelon Corp.	44,877
1,755	FirstEnergy Corp.	78,150
430	NextEra Energy, Inc. (f)	108,687
6,815	NRG Energy, Inc.	226,326
2,105	Pinnacle West Capital Corp.	188,376
2,556	PPL Corp.	76,706
1,379	Public Service Enterprise Group, Inc.	70,756
438	Sempra Energy	61,224
848	Southern Co.	51,185
843	WEC Energy Group, Inc.	77,834
928	Xcel Energy, Inc.	57,833
		2,332,527
	Electrical Components & Equipment - 0.1%
1,252	AMETEK, Inc.	107,672
819	Emerson Electric Co.	52,506
341	L3Harris Technologies, Inc.	67,426
14,537	Xerox Holdings Corp.	468,091
		695,695
	Electronics - 0.3%
1,245	Agilent Technologies, Inc.	95,952
1,692	Allegion PLC	194,563
1,383	Amphenol Corp., Class A	126,793
7,315	Corning, Inc.	174,536
9,350	FLIR Systems, Inc.	397,095
1,356	Fortive Corp.	93,781
1,462	Garmin, Ltd.	129,226
2,373	Keysight Technologies, Inc. (a)	224,866
200	Mettler-Toledo International, Inc. (a)	140,340
2,898	PerkinElmer, Inc.	250,503
1,511	TE Connectivity, Ltd.	125,217
889	Waters Corp. (a)	173,257
		2,126,129
	Engineering & Construction - 0.0% (b)
1,789	Jacobs Engineering Group, Inc.	165,196

	Environmental Control - 0.1%
7,560	Pentair PLC	297,789
766	Republic Services, Inc.	69,139
367	Waste Management, Inc.	40,667
		407,595
	Finance and Insurance - 0.1%
1,103	First Republic Bank	110,928
566	MarketAxess Holdings, Inc.	183,571
2,285	WR Berkley Corp.	153,415
		447,914
	Food - 0.2%
3,694	Campbell Soup Co.	166,673
6,074	Conagra Brands, Inc.	162,115
1,368	General Mills, Inc.	67,032
445	Hershey Co.	64,076
2,207	Hormel Foods Corp.	91,811
1,705	J.M. Smucker Co.	175,598
1,824	Kellogg Co.	110,297
2,829	Kraft Heinz Co.	70,075
3,322	Kroger Co.	93,448
1,908	Lamb Weston Holdings, Inc.	165,786
1,309	Sysco Corp.	87,245
1,358	Tyson Foods, Inc., Class A	92,113
		1,346,269
	Forest Products & Paper - 0.0% (b)
3,648	International Paper Co.	134,830

	Gas - 0.1%
1,446	Atmos Energy Corp.	149,299
7,626	NiSource, Inc.	206,055
		355,354
	Hand/Machine Tools - 0.1%
1,773	Snap-on, Inc.	256,642
680	Stanley Black & Decker, Inc.	97,716
		354,358
	Healthcare Products - 0.3%
2,107	ABIOMED, Inc. (a)	316,598
586	Align Technology, Inc. (a)	127,953
617	Baxter International, Inc.	51,501
426	Cooper Cos., Inc.	138,267
509	Danaher Corp.	73,591
3,970	Dentsply Sirona, Inc.	195,483
235	Edwards Lifesciences Corp. (a)	48,137
4,173	Henry Schein, Inc. (a)	254,302
3,741	Hologic, Inc. (a)	176,276
412	IDEXX Laboratories, Inc. (a)	104,858
1,093	Medtronic PLC	110,032
709	ResMed, Inc.	112,703
440	Teleflex, Inc.	147,409
130	Thermo Fisher Scientific, Inc.	37,804
1,541	Varian Medical Systems, Inc. (a)	189,497
694	Zimmer Biomet Holdings, Inc.	94,488
		2,178,899
	Healthcare Services - 0.1%
1,300	Centene Corp. (a)	68,926
3,023	DaVita, Inc. (a)	234,645

394	HCA Healthcare, Inc. (f)	50,042
235	Humana, Inc.	75,125
532	IQVIA Holdings, Inc. (a)	74,209
734	Laboratory Corp. of America Holdings (a)	128,956
1,492	Quest Diagnostics, Inc.	158,242
1,468	Universal Health Services, Inc., Class B	181,650
		971,795
	Healthcare-Products - 0.0% (b)
1,078	Boston Scientific Corp. (a)	40,306

	Home Builders - 0.1%
2,002	DR Horton, Inc.	106,647
1,779	Lennar Corp., Class A	107,345
4,332	PulteGroup, Inc.	174,146
		388,138
	Home Furnishings - 0.1%
9,128	Leggett & Platt, Inc.	362,017
1,741	Whirlpool Corp.	222,604
		584,621
	Household Products/Wares - 0.1%
1,829	Avery Dennison Corp.	209,402
1,696	Church & Dwight Co., Inc.	117,906
673	Clorox Co.	107,290
352	Kimberly-Clark Corp.	46,179
		480,777
	Housewares - 0.0% (b)
16,400	Newell Brands, Inc.	253,052

	Information - 0.0% (b)
755	Paycom Software, Inc. (a)	213,401

	Insurance - 0.3%
1,376	Aflac, Inc.	58,962
795	Allstate Corp.	83,674
1,298	American International Group, Inc.	54,724
302	Aon PLC, Class A	62,816
1,131	Arthur J Gallagher & Co.	110,261
2,200	Assurant, Inc.	265,298
1,285	Cincinnati Financial Corp.	119,813
767	Everest Re Group, Ltd.	190,124
2,053	Globe Life, Inc.	190,231
2,097	Hartford Financial Services Group, Inc.	104,745
4,242	Lincoln National Corp.	192,544
3,120	Loews Corp.	142,366
740	Marsh & McLennan Cos., Inc.	77,374
1,100	MetLife, Inc.	46,992
3,367	Principal Financial Group, Inc.	149,461
620	Progressive Corp.	45,359
807	Prudential Financial, Inc.	60,888
531	Travelers Cos., Inc.	63,619
16,557	Unum Group	385,944
		2,405,195
	Internet - 0.2%
94	Alphabet, Inc., Class A (a)	125,890
1,974	eBay, Inc.	68,379
1,303	Expedia Group, Inc.	128,502

3,879	F5 Networks, Inc. (a)	465,286
603	Facebook, Inc., Class A (a)	116,059
4,923	Twitter, Inc. (a)	163,444
849	VeriSign, Inc. (a)	161,098
		1,228,658
	Iron/Steel - 0.0% (b)
3,657	Nucor Corp.	151,217

	Leisure Time - 0.1%
1,557	Carnival Corp.	52,097
12,690	Harley-Davidson, Inc.	386,664
6,248	Norwegian Cruise Line Holdings, Ltd. (a)	232,801
1,218	Royal Caribbean Cruises, Ltd.	97,939
		769,501
	Lodging - 0.1%
946	Hilton Worldwide Holdings, Inc. (f)	91,951
392	Marriott International, Inc., Class A	48,608
5,322	MGM Resorts International	130,709
1,439	Wynn Resorts, Ltd.	155,383
		426,651
	Machinery - Diversified - 0.1%
601	Cummins, Inc.	90,925
261	Deere & Co.	40,841
1,378	Dover Corp.	141,576
9,752	Flowserve Corp.	391,933
501	Rockwell Automation, Inc.	91,933
164	Roper Technologies, Inc.	57,679
2,271	Wabtec Corp.	156,018
1,786	Xylem, Inc.	138,129
		1,109,034
	Manufacturing - 0.1%
14,794	Amcor Plc	137,880
1,127	IDEX Corp.	166,796
1,050	STERIS Plc	166,551
1,444	Zebra Technologies Corp., Class A (a)	304,641
		775,868
	Media - 0.1%
302	Charter Communications, Inc., Class A (a)	148,938
12,349	Discovery, Inc., Class A (a)	317,369
6,564	DISH Network Corp., Class A (a)	220,025
		686,332
	Mining - 0.0% (b)
13,526	Freeport-McMoRan, Inc.	134,719
1,798	Newmont Goldcorp Corp.	80,245
		214,964
	Miscellaneous Manufacturing - 0.1%
8,275	AO Smith Corp.	327,276
705	Eaton Corp PLC	63,958
227	Illinois Tool Works, Inc.	38,086
501	Ingersoll-Rand PLC	64,649
464	Parker-Hannifin Corp.	85,733
5,262	Textron, Inc.	213,637
		793,339
	Oil & Gas - 0.5%
9,545	Apache Corp.	237,861
25,875	Cabot Oil & Gas Corp.	360,439

16,583	Cimarex Energy Co.	548,068
2,279	Concho Resources, Inc.	155,018
1,026	ConocoPhillips	49,679
18,516	Devon Energy Corp.	300,700
3,182	Diamondback Energy, Inc.	197,284
879	EOG Resources, Inc.	55,605
13,112	Helmerich & Payne, Inc.	483,702
2,492	Hess Corp.	140,000
9,744	HollyFrontier Corp.	328,178
35,795	Marathon Oil Corp.	296,383
1,217	Marathon Petroleum Corp.	57,710
19,545	Noble Energy, Inc.	309,397
1,867	Occidental Petroleum Corp.	61,126
986	Phillips 66	73,812
869	Pioneer Natural Resources Co.	106,696
1,245	Valero Energy Corp.	82,481
		3,844,139
	Oil & Gas Services - 0.1%
10,164	Baker Hughes & GE Co., Class A	163,539
7,197	Halliburton Co.	122,061
14,176	National Oilwell Varco, Inc.	265,233
1,895	Schlumberger, Ltd.	51,335
21,189	TechnipFMC PLC	314,445
		916,613
	Packaging & Containers - 0.1%
1,240	Ball Corp.	87,370
2,609	Packaging Corp of America	236,428
13,325	Sealed Air Corp.	403,881
6,846	Westrock Co.	227,629
		955,308
	Pharmaceuticals - 0.1%
1,353	AmerisourceBergen Corp.	114,085
2,010	Bristol-Myers Squibb Co.	118,711
2,593	Cardinal Health, Inc.	135,147
640	Eli Lilly & Co.	80,723
526	McKesson Corp.	73,566
11,997	Mylan NV (a)	206,229
5,028	Perrigo Co. PLC	254,869
755	Zoetis, Inc., Class A	100,589
		1,083,919
	Pipelines - 0.0% (b)
4,352	Kinder Morgan, Inc.	83,428
1,454	ONEOK, Inc.	97,011
4,873	Williams Cos., Inc.	92,830
		273,269
	Professional, Scientific, and Technical Services - 0.0% (b)
1,757	CDW Corp.	200,685
183	ServiceNow, Inc. (a)	59,674
		260,359

	Real Estate Investment Trusts - 0.5%
778	Alexandria Real Estate Equities, Inc.	118,163
406	American Tower Corp.	92,081
5,389	Apartment Investment & Management Co., Class A	257,810
337	AvalonBay Communities, Inc.	67,599
772	Boston Properties, Inc.	99,542

2,026	CBRE Group, Inc., Class A (a)	113,740
217	Crown Castle International Corp.	31,094
632	Digital Realty Trust, Inc.	75,909
4,588	Duke Realty Corp.	148,972
152	Equinix, Inc.	87,066
878	Equity Residential (a)	65,938
341	Essex Property Trust, Inc.	96,626
1,536	Extra Space Storage, Inc.	154,153
1,958	Federal Realty Investment Trust	227,794
3,715	Healthpeak Properties, Inc.	117,543
12,996	Host Hotels & Resorts, Inc.	188,182
7,347	Iron Mountain, Inc.	223,422
15,440	Kimco Realty Corp.	267,884
1,060	Mid-America Apartment Communities, Inc.	137,015
516	Prologis, Inc.	43,488
265	Public Storage	55,417
1,058	Realty Income Corp.	76,589
3,593	Regency Centers Corp.	206,382
248	SBA Communications Corp.	65,742
399	Simon Property Group, Inc.	49,109
3,794	SL Green Realty Corp.	297,601
3,172	UDR, Inc.	142,676
1,653	Ventas, Inc.	88,882
3,360	Vornado Realty Trust	180,029
800	Welltower, Inc.	59,856
4,001	Weyerhaeuser Co.	103,946
		3,940,250

	Retail - 0.5%
1,619	Advance Auto Parts, Inc.	215,295
83	AutoZone, Inc. (a)	85,698
1,313	Best Buy Co., Inc.	99,328
1,444	CarMax, Inc. (a)	126,076
123	Chipotle Mexican Grill, Inc. (a)	95,150
248	Costco Wholesale Corp.	69,723
1,342	Darden Restaurants, Inc.	130,845
403	Dollar General Corp.	60,571
1,119	Dollar Tree, Inc. (a)	92,911
23,136	Gap, Inc.	331,539
1,655	Genuine Parts Co.	144,382
7,736	Kohl's Corp.	302,864
14,031	L Brands, Inc.	303,911
310	Lowe's Cos., Inc.	33,037
31,364	Macy's, Inc.	414,946
9,518	Nordstrom, Inc.	330,275
231	O'Reilly Automotive, Inc. (a)	85,174
412	Ross Stores, Inc.	44,817
12,526	Tapestry, Inc.	293,735
816	Target Corp.	84,048
2,024	Tractor Supply Co.	179,144
476	Ulta Beauty, Inc. (a)	122,375
722	Yum! Brands, Inc.	64,439
		3,710,283
	Savings & Loans - 0.0% (b)
21,771	People's United Financial, Inc.	304,576

	Semiconductors - 0.3%
2,503	Advanced Micro Devices, Inc. (a)	113,836
787	Analog Devices, Inc.	85,822
1,496	Applied Materials, Inc.	86,948
4,310	IPG Photonics Corp. (a)	550,128
1,200	KLA Corp.	184,452
448	Lam Research Corp.	131,457
4,289	Maxim Integrated Products, Inc.	238,554
1,704	Microchip Technology, Inc. (f)	154,570
1,211	Micron Technology, Inc. (a)	63,650
176	NVIDIA Corp.	47,532
3,748	Qorvo, Inc. (a)	376,974
996	QUALCOMM, Inc.	77,987
2,110	Skyworks Solutions, Inc.	211,380
2,220	Xilinx, Inc.	185,348
		2,508,638
	Shipbuilding - 0.0% (b)
1,122	Huntington Ingalls Industries, Inc.	230,605

	Software - 0.4%
2,052	Activision Blizzard, Inc.	119,283
2,656	Akamai Technologies, Inc. (a)	229,771
674	ANSYS, Inc. (a)	163,236
479	Autodesk, Inc. (a)	91,431
2,560	Broadridge Financial Solutions, Inc.	267,162
2,845	Cadence Design Systems, Inc. (a)	188,168
1,486	Cerner Corp.	102,935
2,666	Citrix Systems, Inc.	275,638
1,649	Electronic Arts, Inc. (a)	167,159
287	Fidelity National Information Services, Inc.	40,100
750	Fiserv, Inc. (a)	82,020
185	Intuit, Inc.	49,182
1,873	Jack Henry & Associates, Inc.	284,209
2,319	Leidos Holdings, Inc.	238,045
821	Microsoft Corp.	133,010
377	MSCI, Inc.	111,381
1,498	Paychex, Inc.	116,065
1,246	Synopsys, Inc. (a)	171,861
3,447	Take-Two Interactive Software, Inc. (a)	370,484
		3,201,140
	Telecommunications - 0.2%
1,157	Arista Networks, Inc. (a)	223,440
3,515	AT&T, Inc.	123,798
26,747	CenturyLink, Inc.	322,836
22,843	Juniper Networks, Inc.	484,728
706	Motorola Solutions, Inc.	116,970
628	T-Mobile US, Inc. (a)	56,621
		1,328,393
	Textiles - 0.0% (b)
1,820	Mohawk Industries, Inc. (a)	220,493

	Toys/Games/Hobbies - 0.0% (b)
2,166	Hasbro, Inc.	167,324

	Transportation - 0.1%
3,392	CH Robinson Worldwide, Inc.	233,709

520	CSX Corp.		36,634
2,602	Expeditors International of Washington, Inc.		183,233
398	FedEx Corp.		56,186
2,080	JB Hunt Transport Services, Inc.		200,595
993	Kansas City Southern		149,625
233	Norfolk Southern Corp.		42,487
			902,469
	Transportation and Warehousing - 0.0% (b)
709	Old Dominion Freight Line, Inc.		137,404

	Water - 0.0% (b)
799	American Water Works Co., Inc.		98,804

	Wholesale Trade - 0.0% (b)
1,324	DuPont de Nemours, Inc.		56,800

	TOTAL COMMON STOCKS (Cost - $72,111,693)		65,219,276

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 0.1% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	Industrial Select Sector SPDR Fund
3,500	Expiration: March 2020, Exercise Price: $87	25,578,000	3,500
	iShares MSCI Emerging Markets ETF
3,000	Expiration: March 2020, Exercise Price: $43	12,156,000	226,500
	Materials Select Sector SPDR Fund
4,500	Expiration: March 2020, Exercise Price: $63	23,724,000	4,500
	SPDR S&P 500 ETF Trust
2,550	Expiration: March 2020, Exercise Price: $325	75,546,300	219,300
3,500	Expiration: March 2020, Exercise Price: $350	103,691,000	19,250
	TOTAL PURCHASED CALL OPTIONS (Cost $1,126,737)		473,050

	PURCHASED PUT OPTIONS - 0.1%
	CBOE Volatility Index
15,000	Expiration: June 2020, Exercise Price $14.00	60,165,000	712,500
	TOTAL PURCHASED PUT OPTIONS (Cost $1,220,847)		712,500

	TOTAL PURCHASED OPTIONS (Cost - $2,347,584)		1,185,550

	SHORT TERM INVESTMENTS - 1.8%
	Money Market Funds - 1.8%
13,639,019	First American Treasury Obligations Fund, Class X, 1.49% (d)		13,639,019
	TOTAL SHORT TERM INVESTMENTS (Cost - $13,639,019)		13,639,019

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.2%
78,859,219	First American Government Obligations Fund, Class Z, 1.43% (d)		78,859,219
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $78,859,219)		78,859,219

	TOTAL INVESTMENTS - 111.2% (Cost - $892,623,395)		858,670,537
	Liabilities in Excess of Other Assets - (11.2)%		(86,630,909)
	NET ASSETS - 100.0%		$772,039,628

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - 0.1% (a)(c)
	WRITTIEN PUT OPTIONS - 0.1%
	CBOE Volatility Index
15,000	Expiration: June 2020, Exercise Price $13	60,165,000	450,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $609,153)		450,000

	TOTAL OPTIONS WRITTEN (Premiums Received $886,948)		$450,000

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on February 29, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $71,148,000.
(f) All or a portion of this security is out on loan as of February 29, 2020.
(g) Affiliated security. Please refer to the Notes to Financial Statements.